UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21328

SMA Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management (US) Inc.

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 215-564

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

Item 1.  Schedule of Investments

SMA Relationship Trust Series T Fund

Schedule of Investments — September 30, 2004 (Unaudited)

	Shares	Value
Investment Companies — 99.32%
UBS Corporate Bond Relationship Fund	7,834,024	$84,330,914
UBS U.S. Securitized Mortgage Relationship Fund	11,535,424	134,067,002
Total Investment Companies (Cost $213,515,547)		218,397,916

Total Investments — 99.32% (Cost $213,515,547)		$218,397,916

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $213,515,547; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,882,369
Gross unrealized depreciation	—
Net unrealized appreciation	$4,882,369

% Represents a percentage of net assets

SMA Relationship Trust Series M Fund

Schedule of Investments — September 30, 2004 (Unaudited)

	Face Amount	Value

Municipal Notes and Bonds — 99.73%
Alabama — 0.64%
Alabama State Public School & College Authority Revenue Bonds, 5.00%, 02/01/12	$425,000	$471,716

California — 20.02%
California State Department of Water Resources Power Supply Revenue Bonds, 5.50%, 05/01/12	500,000	565,040
California State Department of Water Resources Power Supply Revenue Bonds, 5.50%, 05/01/14	1,240,000	1,414,419
California Statewide Communities Development Authority Revenue Bonds, 2.63%, 04/01/34 †	825,000	822,467
Long Beach United School District General Obligation Bonds, 5.25%, 08/01/23	1,920,000	2,065,843
Los Angeles Water & Power Revenue Bonds, 5.00%, 07/01/24	1,000,000	1,022,690
Los Angeles Water & Power Revenue Bonds, 5.25%, 07/01/13	2,000,000	2,233,600
Los Angeles County, Public Works Finance Authority Revenue Bonds, 5.00%, 03/01/12	695,000	772,319
Sacramento, Municipal Utility District Electric Revenue Bonds, 5.00%, 08/15/18	1,000,000	1,079,470
State of California Economic Recovery General Obligation Bonds, 5.00%, 07/01/12	2,150,000	2,396,562
Walnut Energy Center Authority Revenue Bonds, 5.00%, 01/01/18	2,275,000	2,447,536
		14,819,946
District of Columbia — 1.46%
District of Columbia, George Washington University Revenue Bonds, 5.00%, 06/01/16	1,000,000	1,078,680

Florida — 2.89%
Broward County Parks & Land Preservation Project General Obligation Bonds, 5.00%, 01/01/22	1,000,000	1,057,600
Florida State Board of Education Public Education General Obligation Bonds, 5.13%, 06/01/19 †	1,000,000	1,078,820
		2,136,420
Georgia — 1.78%
De Kalb County Water & Sewer Revenue Bonds, 5.00%, 10/01/19	175,000	187,847
Georgia State General Obligation Bonds, 5.25%, 04/01/11	1,000,000	1,128,250
		1,316,097
Illinois — 4.48%
Illinois Development Finance Authority Revenue Bonds, 1.72%, 09/01/32 †	1,000,000	1,000,000
Will County Community School District Revenue Bonds, 2.85%, 01/01/12	3,060,000	2,314,676
		3,314,676
Kansas — 2.48%
Kansas State Development Finance Authority Revenue Bonds, 5.00%, 04/01/23	1,750,000	1,836,380

Kentucky — 3.24%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue Bonds, 1.10%, 08/15/31 †	2,400,000	2,400,000

Massachusetts — 7.15%
Massachusetts State General Obligation Bonds, 6.00%, 02/01/15	1,025,000	1,181,866
Massachusetts State Health Educational Facilities Authority Revenue Bonds, 1.74%, 07/01/10 †	1,590,000	1,590,000
Massachusetts State Health Educational Facilities Authority Revenue Bonds, 5.00%, 07/01/23	2,300,000	2,524,411
		5,296,277
Michigan — 2.54%
Michigan State Strategic Fund Limited Obligation Revenue Bonds, 7.10%, 02/01/06	390,000	412,558
University of Michigan Hospital Revenue Bonds, 1.72%, 12/01/21 †	1,465,000	1,465,000
		1,877,558
Missouri — 5.74%
Missouri State Health & Educational Facilities Authority Revenue Bonds, 1.74%, 09/01/30 †	2,250,000	2,250,000
University of Missouri Revenue Bonds, 1.72%, 11/01/30 †	2,000,000	2,000,000
		4,250,000
Nebraska — 3.24%
Lancaster County Hospital Authority Health Facilities Revenue Bonds, 1.74%, 07/01/30 †	2,400,000	2,400,000

New Jersey — 1.25%
New Jersey State Turnpike Authority Revenue Bonds, 6.50%, 01/01/16	760,000	923,339

New Mexico — 4.66%
Albuquerque General Obligation Bonds, 5.00%, 07/01/10	1,000,000	1,083,010
New Mexico State Finance Authority Revenue Bonds, 5.25%, 06/15/20	2,160,000	2,368,051
		3,451,061
New York — 6.78%
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Bonds, 1.03%, 06/15/23 †	2,300,000	2,300,000
New York State Dormitory Authority Revenue Bonds, 5.25%, 02/15/15	1,000,000	1,104,280
New York State Enviornmental Facilities Corp. Revenue Bonds, 5.00%, 07/15/20	650,000	692,211
New York General Obligation Bonds, 5.00%, 08/01/13	635,000	694,950
Triborough Bridge & Tunnel Authority, Revenue Bonds, 6.00%, 01/01/12	200,000	229,970
		5,021,411
North Carolina — 2.75%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, 6.40%, 01/01/21	1,000,000	1,255,340
University of North Carolina Revenue Bonds, 5.00%, 12/01/18	725,000	784,203
		2,039,543
Ohio — 2.55%
Columbus General Obligation Bonds, 5.00%, 07/01/22	1,780,000	1,891,410

	Face Amount	Value

Oklahoma — 3.02%
Tulsa County Industrial Authority Revenue Bonds, 1.74%, 07/01/32 †	$2,235,000	$2,235,000

Pennsylvania — 3.42%
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 1.71%, 11/01/25 †	2,530,000	2,530,000

Puerto Rico — 4.64%
Commonwealth of Puerto Rico General Obligation Bonds, 5.00%, 07/01/18	1,750,000	1,883,577
Commonwealth of Puerto Rico General Obligation Bonds, 5.00%, 07/01/30	190,000	204,911
Puerto Rico Housing Finance Authority Revenue Bonds, 5.00%, 12/01/20	1,010,000	1,067,752
Puerto Rico Public Finance Corp. Revenue Bonds, 5.75%, 08/01/27 †	250,000	279,873
		3,436,113
South Carolina — 1.49%
Grand Strand Water & Sewer Authority, Revenue Bonds, 5.25%, 06/01/18	1,000,000	1,102,810

Tennessee — 0.27%
Clarksville Public Building Authority Revenue Bonds, 1.76%, 07/01/31 †	200,000	200,000

Texas — 5.01%
Cypress-Fairbanks Independent School District General Obligation Bonds, 5.25%, 02/15/09	180,000	198,776
Irving Independent School District General Obligation Bonds, 2.95%, 02/15/12	550,000	413,578
San Antonio Electric & Gas Revenue Bonds, 5.00%, 02/01/12	450,000	497,610
San Antonio Electric & Gas Revenue Bonds, 5.25%, 02/01/11	400,000	446,868
Southwest Higher Educational Authority Revenue Bonds, 1.74%, 07/01/15 †	2,150,000	2,150,000
		3,706,832
Utah — 0.93%
Davis County School District General Obligation Bonds, 5.50%, 06/01/12	600,000	687,456

Virginia — 4.34%
Loudoun County Industrial Development Authority Revenue Bonds, 1.73%, 02/15/38 †	2,200,000	2,200,000
Virginia State Public School Authority Revenue Bonds, 5.25%, 02/01/12	900,000	1,015,983
		3,215,983
Washington — 2.96%
Energy NorthWest, Electric Revenue Bonds, 5.25%, 07/01/08	2,000,000	2,194,260
Total Municipal Bonds (Cost $73,071,689)		73,832,968

	Shares
U.S. Government Obligation — 0.42%
U.S. Treasury Note 2.75%, 08/15/07 (a) (Cost $314,496)	315,000	314,139

Investment Company — 0.37%
JPMorgan Tax Free Money Market Fund (Cost $270,053)	270,053	270,053

Total Investments — 100.52% (Cost $73,656,238)		74,417,160

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $73,656,238; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$867,703
Gross unrealized depreciation	(106,781)
Net unrealized appreciation	$760,922

†   Reflects rate at September 30, 2004 on variable coupon rate instruments.

%  Represents a percentage of net assets

(a) All or a portion of these securities was pledged to cover margin requirements for futures contracts.

FUTURES CONTRACTS

SMA Relationship Trust Series M Fund had the following open futures contracts as of September 30, 2004:

	Expiration Date	Cost/ Proceeds	Current Value	Unrealized Appreciation
U.S. Interest Rate Futures Buy Contracts:
10 Year U.S. Long Bond (Chicago Board of Trade), 10 contracts	December 2004	$1,112,500	$1,122,188	$9,688

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at September 30, 2004 was $314,139.

Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies.These investments represented 99.32% of SMA Relationship Trust Series T Fund’s total net assets at September 30, 2004. Amounts relating to those investments for the period ended September 30, 2004 are summarized as follows:

Affiliates	Purchases	Sales Proceeds	Net Realized Gain	Change in Net Unrealized Gain	Value
UBS Corporate Bond Relationship Fund	$71,385,000	$5,545,264	$230,736	$2,102,835	$84,330,914
UBS U.S. Securitized Mortgage Relationship Fund	114,895,000	8,561,867	247,133	1,911,325	134,067,002

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Funds

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer

Date:	November 29, 2004